Significant Accounting Policies - Critical accounting judgments and key sources of estimation uncertainty (Details)	12 Months Ended
Dec. 31, 2017 USD ($) item
Segment information
Number of LNG Carrier Each Vessel Owning Company | item	1
Vessel cost:
Increase in future annual depreciation expense as a result of decrease in the estimated scrap value	$ 460,000
Impairment of vessels
Utilization rate	99.50%
Charter agreement term used up to December 31, 2022	5 years
Charter market rate used up to December 31, 2022	$ 52
Number of years of historical average used to estimate the average time charter rate after January 1, 2023	5 years
Number of years of charter rates used to estimate the average time charter rate after January 1, 2023	5 years
Annual escalation factor for operating expenses (as a percent)	1.00%
Weighted average cost of capital	8.00%
Number of vessels with carrying amount higher than the charter free market values | item	5
Impairment loss	$ 0
Classification of the Partnership interests:
Number of days after quarter cash distributed to partner	45 days
Percent Partnership Required To Distribute Available Cash	100.00%
LNG vessel component
Vessel cost:
Useful lives	35 years